Income Tax Benefits / (Expenses) - Summary of Group's Theoretical Tax and Its Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Effective Income Tax Rate Reconciliation [line Items]
Loss before tax	€ (142,846)	€ (239,880)	€ (72,121)
Group's weighted theoretical tax (calculated in absolute values on the basis of subsidiaries' pre-taxable income/loss)	37,970	57,651	18,420
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(8,474)	(2,458)	832
Taxes relating to prior years	(705)	111	1,629
Deferred tax assets not recognized	(34,038)	(55,686)	(25,462)
Other tax items	1,840	511	250
Total income tax benefits / (expenses)	€ (3,407)	€ 129	€ (4,331)